Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000127071
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1789 Growth & Income Fund - Class P Shares
C000092837
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1789 Growth & Income Fund - Class C Shares
Average Annual Return, Percent		9.46%	10.49%	6.08%
Without Sales Load [Member] | C000127071
Average Annual Return [Line Items]
Average Annual Return, Percent		11.63%	11.62%	7.15%
Without Sales Load [Member] | C000092837
Average Annual Return [Line Items]
Average Annual Return, Percent		10.46%	10.49%	6.08%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		12.10%	15.61%	12.32%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		12.10%	15.61%	12.32%
Dow Jones U.S. Select Dividend Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones US Select Dividend Index
Average Annual Return, Percent		12.00%	14.29%	9.29%
Dow Jones U.S. Select Dividend Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones US Select Dividend Index